Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity (Deficit).
Stockholders' Equity

Note 7: Stockholders’ Equity (Deficit)

Common Stock

As of September 30, 2025, we had 300,000,000 shares of common stock authorized. Each share of our common stock has a par value of $0.0001 as of September 30, 2025.

The Private Placement

Concurrently with the consummation of the Merger, the Company also issued and sold 10,000,000 shares of our common stock in a private placement to certain accredited and institutional investors at a purchase price of $3.00 per share. The Company incurred offering costs of $2,935,909 in connection with the private placement.

Warrants

On September 5, 2025, the Company issued warrants to purchase an aggregate of 586,666 shares of our common stock at an exercise price of $3.00 per share. The Placement Agent Warrants expire on the earlier of (i) five years after the Closing Date and (ii) three years after our shares of common stock are listed on a national securities exchange. These warrants are “Placement Agent Warrants” issued to the Placement Agents in connection with the closing of the Private Placement. The Warrants are accounted for as equity-classified instruments in accordance with U.S. GAAP and are initially measured at fair value. The fair value of the warrants was both an increase and decrease to additional paid-in capital for a no-net effect.

Restricted Common Stock Awards

During the nine months ended September 30, 2025, the Company’s Board of Directors approved the issuances of Restricted Common Stock to employees, officers, directors, and consultants. Stock-based compensation is measured using a fair value-based method for all equity-based awards. The cost of awarded equity instruments is recognized based on each instrument’s grant-date fair value over the period during which the grantee is required to provide service in exchange for the award. Grants ranged from vesting immediately, to over four years. The determination of fair value for the restricted common stock awards, requires significant judgment and the use of estimates as the Company does not have an observable stock price. Prior to the Company having an observable transaction for the sale of common stock, the Company estimated the fair value of common stock using invested capital multiple and discounted present value to arrive at equity available for common shareholders. Upon the Private Placement described above, the Company estimated the fair value of common stock using the price per share of the Private Placement, with a de-minimis discount for lack of marketability as the Company’s stock does not trade in an active market.

Stock-based compensation is recorded as a general and administrative expense in the accompanying condensed consolidated statements of operations. Shares are issued concurrently with the issuance of Restricted Common Stock.

A summary of the restricted common stock award activity during the nine months ended September 30, 2025, is as follows:

	Restricted Common Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested as of December 31, 2024	2,882,924	$0.01
Granted	2,848,936	2.28
Vested	(2,444,550)	1.77
Forfeited/ cancelled	(151,926)	0.02
Unvested as of September 30, 2025	3,135,384	$0.65

Stock-based compensation expense related to the restricted common stock for the nine months ended September 30, 2025 and 2024, was $4,465,758 and $145,273, respectively. As of September 30, 2025, the Company has an unrecognized stock-based compensation related to the Restricted Common Stock of $2,044,348 which will be recognized over a weighted average period of 3.34 years.

2025 Equity Incentive Plan

The 2025 Equity Incentive Plan (the “2025 Plan”) permits the grant of the following Awards: (i) Incentive Stock Options; (ii) Nonstatutory Stock Options; (iii) SARs; (iv) Restricted Stock Awards; (v) RSU Awards; (vi) Performance Awards; and (vii) Other Awards.

Subject to adjustment in accordance with Section 2(c) and any adjustments as necessary to implement any Capitalization Adjustments, the aggregate number of shares of Common Stock that may be issued pursuant to Awards will not exceed 9,500,884 shares (the “Initial Reserve”). In addition, subject to any adjustments as necessary to implement any Capitalization Adjustments, such aggregate number of shares of Common Stock will automatically increase on January 1 of each year for a period of nine years commencing on January 1, 2027 and ending on (and including) January 1, 2035, in an amount equal to five percent (5%) of the total number of shares of Capital Stock outstanding on December 31 of the preceding year; provided, however, that the Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock.

In the event of a Capitalization Adjustment, the Board shall appropriately and proportionately adjust: (i) the class(es) and maximum number of shares of Common Stock subject to the Plan and the maximum number of shares by which the Share Reserve may annually increase pursuant to Section 2(a); (ii) the class(es) and maximum number of shares that may be issued pursuant to the exercise of Incentive Stock Options pursuant to Section 2(b); and (iii) the class(es) and number of securities and exercise price, strike price or purchase price of Common Stock subject to outstanding Awards. The Board shall make such adjustments, and its determination shall be final, binding and conclusive. Notwithstanding the foregoing, no fractional shares or rights for fractional shares of Common Stock shall be created in order to implement any Capitalization Adjustment. The Board shall determine an appropriate equivalent benefit, if any, for any fractional shares or rights to fractional shares that might be created by the adjustments referred to in the preceding provisions of this Section.

On August 29, 2025, the Company granted stock options to Elizabeth Muller and Richard Muller representing 811,699 and 649,363 shares of our common stock, respectively, (on an as-converted basis), pursuant to the 2025 Plan. The stock options have an exercise price of $3.00 per share, which we approximate to be fair value.

Stock Options
Weighted
	Number of	Average
	Options	Fair Value
Outstanding as of December 31, 2024	—	$—
Granted	1,461,062	1.99
Exercised	—	—
Forfeited	—	—
Outstanding as of September 30, 2025	1,461,062	$1.99

Stock-based compensation expense related to services provided for the nine months ended September 30, 2025 and 2024, was $1,101,395 and $0, respectively. As of September 30, 2025, the Company has an unrecognized stock-based compensation related to the services provided of $1,800,275 which will be recognized over a weighted average period of 2.50 years.

The stock options were valued using the Black-Scholes pricing model using the range of inputs as indicated below:

Risk-free interest rate	3.92%
Expected term (in years)	6.25
Expected volatility	83.9%
Expected dividend yield	0%
Fair value per share	$2.73

The weighted average grant date fair value of options granted during the nine months ended September 30, 2025 was $1.99 per share.

Note 7: Stockholders’ Equity

Common Stock

As of December 31, 2024 and 2023, we had 1,000,000 shares of common stock authorized, with 16,320,839 and 7,434,955 shares issued and outstanding, respectively. Each share of our common stock has a par value of $0.0001. In June 2025, the Company amended and restated the certificate of incorporation to increase the authorized shares of common stock to 5,000,000 and the par value to $0.01. Near inception, the Company issued 6,928,564 shares of common stock to founders. See Note 2 for reverse merger and recapitalization.

Restricted Common Stock Awards

During 2024 and 2023, the Company’s Board of Directors approved the issuances of Restricted Common Stock to employees, officers, directors, and consultants. Stock-based compensation is measured using a fair value-based method for all equity-based awards. The cost of awarded equity instruments is recognized based on each instrument’s grant-date fair value over the period during which the grantee is required to provide service in exchange for the award. Grants ranged from vesting immediately, to over four years. The determination of fair value for the restricted common stock awards, requires significant judgment and the use of estimates as the Company does not have an observable stock price. The Company estimated the fair value of common stock using invested capital multiple and discounted present value to arrive at equity available for common shareholders.

Stock-based compensation is recorded as a general and administrative expense in the accompanying statements of operations. Shares are issued concurrently with the issuance of Restricted Common Stock.

A summary of the restricted common stock award activity during the years ended December 31, 2024 and 2023, is as follows:

	Restricted Common
	Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested at July 17, 2023 (inception)	—	$—
Granted	7,434,956	—
Vested	(4,415,990)	—
Forfeited/cancelled	—	—
Unvested as of December 31, 2023	3,018,966	—
Granted	8,885,884	0.02
Vested	(9,021,926)	0.02
Forfeited/cancelled	—	—
Unvested as of December 31, 2024	2,882,924	0.02

Shares granted in 2023 were deemed to have nominal value at the time of grant. Of the shares granted in 2024, 8,522,134 were to related parties.

Stock-based compensation expense for the years ended December 31, 2024 and 2023, were $140,935 and $0, respectively. The Company has an unrecognized stock-based compensation of $20,424, which will be recognized over a weighted average period of 2.89 years.